UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			April 25, 2011
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		69
Form 13F Information Table Value Total:		101,390
List of Other Included Managers:		NONE
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NAME OF ISSUER		    TITLE OF CLASS	CUSIP	 	VALUE 	SHARES/	SH/   PUT/   INVSTMT  OTHER  VOTING AUTHORITY
			 				      (x$1000)  PRN AMT	PRN   CALL   DSCRETN MANAGERS   SOLE  SHARED NONE
3M Co                                COM	88579Y101	1583 	16930	SH 		SOLE		16930
Abbott Laboratories                  COM	002824100	2347 	47851	SH 		SOLE		47851
Air Products & Chemicals Inc         COM	009158106	2568 	28475	SH 		SOLE		28475
Amgen Inc.                           COM	031162100	955 	17873	SH 		SOLE		17873
Anadarko Petroleum Corp              COM	032511107	176 	2148	SH 		SOLE		2148
Apache Corp                          COM	037411105	3510 	26811	SH 		SOLE		26811
Apple Computer Inc                   COM	037833100	747 	2143	SH		SOLE		2143
Applied Materials Inc                COM	038222105	2126 	136133	SH 		SOLE		136133
AT&T Inc.                            COM	00206R102	152 	4955	SH 		SOLE		4955
Automatic Data Processing Inc        COM	053015103	2441 	47573	SH 		SOLE		47573
Axcelis Technologies, Inc.           COM	054540109	133 	50000	SH		SOLE		50000
Baker Hughes Inc                     COM	057224107	1427 	19439	SH 		SOLE		19439
Bank Of America Corp                 COM	060505104	171 	12798	SH 		SOLE		12798
Baxter International                 COM	071813109	1579 	29360	SH 		SOLE		29360
Biogen Idec Inc                      COM	09062X103	162 	2200	SH 		SOLE		2200
BlackRock Inc                        COM	09247X101	1820 	9052	SH 		SOLE		9052
Boeing Co                            COM	097023105	145 	1960	SH 		SOLE		1960
BP plc                           SPONSORED ADR	055622104	129 	2923	SH 		SOLE		2923
Bunge Ltd                            COM	G16962105	405 	5600	SH 		SOLE		5600
Caterpillar Inc                      COM	149123101	178 	1600	SH 		SOLE		1600
Charles Riv Laboratories Intl        COM	159864107	156 	4075	SH 		SOLE		4075
Chevrontexaco Corp	             COM        166764100       158     1472    SH              SOLE            1472
Church & Dwight Co Inc               COM	171340102	2618 	33000	SH 		SOLE		33000
Cisco Systems                        COM	17275R102	186 	10851	SH 		SOLE		10851
CLARCOR Inc                          COM	179895107	1880 	41850	SH 		SOLE		41850
Coca Cola                            COM	191216100	106 	1605	SH 	 	SOLE		1605
Disney Walt Co                    COM DISNEY	254687106	326 	7564	SH 		SOLE		7564
Dominion Res Inc                     COM	25746U109	1212 	27106	SH 		SOLE		27106
Du Pont E I De Nemours & Co          COM	263534109	929 	16900	SH 		SOLE		16900
Duke Energy Corp.                    COM	26441C105	751 	41351	SH 		SOLE		41351
Emerson Electric Co                  COM	291011104	1106 	18923	SH 		SOLE		18923
Exxon Mobil Corporation              COM	30231G102	3449 	40992	SH 		SOLE		40992
Fiserv Inc                           COM	337738108	3590 	57245	SH 		SOLE		57245
General Electric                     COM	369604103	1189 	59310	SH 		SOLE		59310
Hewlett-Packard Company              COM	428236103	454 	11092	SH 		SOLE		11092
Honeywell International              COM	438516106	116 	1935	SH 		SOLE		1935
Infosys Technologies Ltd.       SPONSORED ADR	456788108	125 	1750	SH 		SOLE		1750
Intel Corp                           COM	458140100	2220 	110030	SH 		SOLE		110030
International Business Machine       COM	459200101	686 	4205	SH 		SOLE		4205
iShares GS Investo           IBOXX INV CPBD  	464287242	1267 	11710	SH 		SOLE		11710
iShares MSCI EAFE Index       MSCI EAFE INDEX	464287465	5907 	98316	SH 		SOLE		98316
Johnson & Johnson                    COM	478160104	2786 	47021	SH 		SOLE		47021
JP Morgan Chase & Co                 COM	46625H100	822 	17833	SH 		SOLE		17833
Medtronic Inc                        COM	585055106	2194 	55747	SH 		SOLE		55747
Merck & Co Inc                       COM	58933Y105	127 	3842	SH 		SOLE		3842
Microsoft Corp                       COM	594918104	1766 	69550	SH 		SOLE		69550
Northrop Grumman Corp                COM	666807102	1792 	28580	SH 		SOLE		28580
Pepsico                              COM	713448108	5560 	86327	SH 		SOLE		86327
Procter & Gamble Co                  COM	742718109	3077 	49956	SH 		SOLE		49956
Qualcomm Inc                         COM	747525103	3204 	58427	SH 		SOLE		58427
Reliance Steel & Aluminum            COM	759509102	1826 	31600	SH 		SOLE		31600
S&P 500 Depository Receipts        TR UNIT	78462F103	6797 	51267	SH 		SOLE		51267
S&P MidCap SPDRs                 UNIT SER 1	78467Y107	204 	1134	SH 		SOLE		1134
Schlumberger Ltd                     COM	806857108	943 	10108	SH 		SOLE		10108
State Street                         COM	857477103	2209 	49155	SH 		SOLE		49155
Statoil ASA ADR                 SPONSORED ADR	85771P102	2045 	73997	SH 		SOLE		73997
Stryker Corp                         COM	863667101	2466 	40565	SH 		SOLE		40565
Sysco Corporation                    COM	871829107	523 	18865	SH 		SOLE		18865
Target Corporation                   COM	87612E106	392 	7833	SH 		SOLE		7833
Teva Pharm Inds Ltd Adrf             ADR	881624209	1815 	36169	SH 		SOLE		36169
Thermo Fisher SCientific	     COM	883556102       1147    20645   SH              SOLE            20645
Time Warner Inc                    COM NEW	887317303	144 	4033	SH 		SOLE		4033
Toronto Dominion Bank New          COM NEW	891160509	2219 	25050	SH 		SOLE		25050
U S Bancorp Del New                COM NEW	902973304	158 	5985	SH 		SOLE		5985
Union Pacific Corp                   COM	907818108	151 	1538	SH 		SOLE		1538
Vodafone Group Plc ADR          SPONS ADR NEW	92857W209	217 	7542	SH 		SOLE		7542
Wal-Mart Stores Inc                  COM	931142103	2569 	49362	SH 		SOLE		49362
Walgreen Co                          COM	931422109	2345 	58422	SH 		SOLE		58422
Xilinx Inc                           COM	983919101	707 	21545	SH 		SOLE		21545
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